FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The Plan measures its investments at fair value on a recurring basis in accordance with accounting principles generally accepted in the United States of America. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The framework that the authoritative guidance establishes for measuring fair value includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs used in determining valuations into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

Level 1	Fair value is based on unadjusted quoted prices in active markets that are accessible to the Plan for identical assets. These generally provide the most reliable evidence and are used to measure fair value whenever available.

Level 2	Fair value is based on significant inputs, other than Level 1 inputs, that are observable either directly or indirectly for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets or liabilities, quoted market prices in inactive markets for identical or similar assets, and other observable inputs.

Level 3	Fair value would be based on significant unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual Funds and Per Unit Investments

The Plan’s mutual funds are open-ended public investment vehicles, consisting of equity or fixed income securities. Mutual funds and other per unit investments are valued at quoted market prices in active markets at year end. These investments are categorized within Level 1 of the hierarchy.

Common Trust Funds

Investments in common trust funds during the plan year included the T. Rowe Price Stable Value fund (Stable Value Fund) and the T. Rowe Price Retirement Year Funds. Net Asset Value (NAV) per share is provided by the fund administrator and is based on the value of the underlying assets owned by the fund, minus liabilities, and then divided by the number of shares outstanding. NAV is computed daily as of the close of business each day by the Trustee for the fund. NAV is used as a practical expedient to estimate fair value. Participants’ withdrawals are unrestricted and are permitted daily at unit value. A full redemption of the Stable Value Fund by the Plan Sponsor may be subject to a holding period if sufficient liquidity does not exist.
NJR Stock

Participants can direct their contributions into NJR stock. In addition, as noted above, the Plan’s ESOP holds NJR stock. NJR Stock shares, which are valued at quoted market prices in active markets at year end, are categorized within Level 1 of the hierarchy.

The following tables summarize instruments measured at fair value on a recurring basis for the Plan:

	Quoted Market Prices in Active Markets for Identical Assets	Other Significant Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2025
Mutual funds	$164,774,799	—	—	$164,774,799
NJR stock	45,665,473	—	—	45,665,473
Total assets in the fair value hierarchy	$210,440,272	—	—	210,440,272
Investments measured at net asset value (1)				181,620,522
Total investments at fair value				$392,060,794

As of December 31, 2024
Mutual funds	$277,341,351	—	—	$277,341,351
NJR stock	51,886,667	—	—	51,886,667
Total assets in the fair value hierarchy	$329,228,018	—	—	329,228,018
Investments measured at net asset value (1)				26,907,369
Total investments at fair value				$356,135,387
(1)    Certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

During the year ended December 31, 2025, there were no transfers between levels.

The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period
As of December 31, 2025
Stable Value Fund	$25,246,758	n/a	Daily	12 months
Retirement Year Funds	$156,373,764	n/a	Daily	Daily

As of December 31, 2024
Stable Value Fund	$26,907,369	n/a	Daily	12 months